Subsequent Events (Details) - Subsequent Event [Member]	Aug. 07, 2025 USD ($) $ / shares shares
Class A Ordinary Shares
Subsequent Events [Line Items]
Ordinary shares, issued (in Shares) | shares	2,400,000
Ordinary shares, par value	$ 0.0001
IPO [Member]
Subsequent Events [Line Items]
Shares issued price per share	$ 5
Gross proceeds from the IPO (in Dollars) | $	$ 12,000,000